Note 2 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2024	2023
	A$	A$
Cash and cash equivalents	8,544,105	10,240,429
Restricted cash – current assets	35,000	35,000
Restricted cash – non-current assets	320,000	320,000
	8,899,105	10,595,429

Restrictions on Cash and Cash Equivalents [Table Text Block]
	December 31,
	2024	2023
	A$	A$
Collateral for facilities - current assets	35,000	35,000
Collateral for facilities - non-current assets	320,000	320,000
	355,000	355,000